Revenue (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disaggregation of Revenue
Period of unconditional right of return	7 days
Deferred income	¥ 1,954	¥ 1,564
Number of instalment period	12 months
Amount of unfulfilled performance obligations	¥ 1,410,000
Contract balances
Amount of contract assets balance	151,117	140,361
Contract liabilities	1,954	1,564
Weipin Coins
Disaggregation of Revenue
Deferred income	150,240	138,863
Amount of unfulfilled performance obligations	355,000
Contract balances
Contract liabilities	¥ 150,240	¥ 138,863
Maximum
Disaggregation of Revenue
Number of instalment period	24 months